FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities at fair value on a recurring basis
June 30, 2022
(Unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,189	$-	$49,189

Total financial assets	$-	$49,189	$-	$49,189

Liabilities:
Warrants (1)	$-	$-	$835	$835

Total financial liabilities	$-	$-	$835	$835

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,896	$-	$49,896

Total financial assets	$-	$49,896	$-	$49,896

Liabilities:
Warrants (1)	$-	$-	$1,639	$1,639

Total financial liabilities	$-	$-	$1,639	$1,639

(1)

As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

Schedule of the binomial (lattice) valuation model assumptions used to record the fair value of the warrants
	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Balance as of January 1	$1,639	$-
Private warrants liability assumed in Transactions	-	7,291
Change in fair value of warrants liability	(789)	845
Reclassification of warrants liability to equity	(15)	-
Balance as of June 30	$835	$8,136

Schedule of change in the level 3 warrant liability
	June 30,	December 31,
	2022	2021
	(Unaudited)
Fair vale determined per warrant	$1.80	$3.46
Expected volatility	95%	90%
Expected annual dividend yield	0%	0%
Expected term (years)	3.8	4.3
Risk-free rate	3.0%	1.2%